Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) - MXN ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 64,115,200	$ 64,414,511	$ 64,932,217	$ 76,506,447
Customers, net	113,476,185	107,117,145
Sundry debtors	50,141,443	40,074,758
Investments in joint ventures and associates	1,787,482	2,043,966
Other assets	55,321,442	45,040,403
Financial liabilities measured at fair value		(22,242,056)
Suppliers	(231,157,760)	(282,245,250)
Accounts and accrued expenses payable	(90,734,407)	(81,808,426)
Debt	(1,621,807,044)	(1,853,421,785)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(31,231,609)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	12,556,462	12,755,568
Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	355,252	370,317
Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	80,144,423	108,062,414
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	12,911,714	13,125,885
Cash and cash equivalents	64,115,200	64,414,511
Customers, net	113,476,185	107,117,145
Officials and employees	5,179,999	4,965,645
Sundry debtors	50,141,443	40,074,758
Investments in joint ventures and associates	1,787,482	2,043,966
Notes receivable	1,372,338	1,334,126
Other assets	4,162,711	4,602,021
Financial assets not measured at fair value	322,333,530	334,731,689
Financial liabilities measured at fair value	(31,231,609)	(22,242,056)
Suppliers	(231,157,760)	(282,245,250)
Accounts and accrued expenses payable	(90,734,407)	(81,808,426)
Leases	(45,215,204)	(51,131,575)
Debt	(1,886,616,956)	(2,091,463,996)
Total	(2,253,724,327)	(2,506,649,247)
Total carrying amount | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Suppliers	(231,157,760)	(282,245,250)
Accounts and accrued expenses payable	(90,734,407)	(81,808,426)
Leases	(45,215,204)	(51,131,575)
Debt	(1,886,616,956)	(2,091,463,996)
Total	(2,253,724,327)	(2,506,649,247)
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(31,231,609)	(22,242,056)
Total carrying amount | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	12,556,462	12,755,568
Financial liabilities measured at fair value	(31,231,609)	(22,242,056)
Total carrying amount | FVTPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(31,231,609)	(22,242,056)
Total carrying amount | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	355,252	370,317
Total carrying amount | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	64,115,200	64,414,511
Customers, net	113,476,185	107,117,145
Officials and employees	5,179,999	4,965,645
Sundry debtors	50,141,443	40,074,758
Investments in joint ventures and associates	1,787,482	2,043,966
Notes receivable	1,372,338	1,334,126
Other assets	4,162,711	4,602,021
Financial assets not measured at fair value	322,333,530	334,731,689
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	12,556,462	12,755,568
Total carrying amount | Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	12,556,462	12,755,568
Total carrying amount | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	355,252	370,317
Total carrying amount | Equity instruments | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	355,252	370,317
Total carrying amount | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	82,098,172	110,179,517
Total carrying amount | Mexican Government Bonds | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	82,098,172	110,179,517
Level 1 | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	80,144,423	108,062,414
Level 2
Disclosure of detailed information about financial instruments [line items]
Debt	(1,621,807,044)	(1,853,421,785)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value	(31,231,609)	(22,242,056)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	12,556,462	12,755,568
Level 2 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	$ 355,252	$ 370,317